PATENT RIGHTS - Summary of Patent Rights (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,601,745	$ 1,172,485
Additions during the period/year	175,852	458,037
Amortization in the period/year	(25,230)	(28,777)
Ending balance	1,752,367	1,601,745
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,856,750	1,398,713
Additions during the period/year	175,852	458,037
Amortization in the period/year
Ending balance	2,032,602	1,856,750
Accumulated Depreciation, Amortization & Impairment Losses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(255,005)	(226,228)
Additions during the period/year
Amortization in the period/year	(25,230)	(28,777)
Ending balance	$ (280,235)	$ (255,005)